SLM Student Loan Trust 2009-1
Quarterly Servicing Report

Distribution Date	10/26/2009
Collection Period	07/01/2009 - 9/30/2009

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Master Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2009-1 Deal Parameters

	Student Loan Portfolio Characteristics			6/30/2009	Activity	9/30/2009
A	i	Portfolio Balance		$2,505,170,194.47	($24,632,280.06)	$2,480,537,914.41
	ii	Interest to be Capitalized		25,044,568.24		25,544,888.67

	iii	Total Pool		$2,530,214,762.71		$2,506,082,803.08
	iv	Capitalized Interest		58,000,000.00		58,000,000.00
	vi	Specified Reserve Account Balance		6,325,536.91		6,265,207.01

	vii	Total Adjusted Pool		$2,594,540,299.62		$2,570,348,010.09

B	i	Weighted Average Coupon (WAC)		5.533%		5.533%
	ii	Number of Loans		187,632		185,748
	iii	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	iv	Aggregate Outstanding Principal Balance - T-Bill		$27,925,169		$27,272,413
	v	Aggregate Outstanding Principal Balance - Commercial Paper		$2,477,245,025		$2,453,265,501
	vi	Pool Factor		1.004413791		0.994834180

					% of O/S		% of O/S
	Notes		Spread	Balance 07/27/2009	Securities	Balance 10/26/2009	Securities

C	i	A Notes 78445BAA2	2.25%	$2,179,092,000.00	100.000%	$2,168,087,929.95	100.000%

		Total Notes		$2,179,092,000.00	100.000%	$2,168,087,929.95	100.000%

	Reserve Account			7/27/2009		10/26/2009
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$6,297,740.00		$6,297,740.00
	iii	Specified Reserve Acct Balance ($)		$6,325,536.91		$6,265,207.01
	iv	Reserve Account Floor Balance ($)		$3,778,644.00		$3,778,644.00

	v	Current Reserve Acct Balance ($)		$6,325,536.91		$6,265,207.01

	Other Accounts			7/27/2009		10/26/2009
E	i	Supplemental Loan Purchase Account		$0.00		$0.00
	iii	Capitalized Interest Account		$58,000,000.00		$58,000,000.00
	iv	Floor Income Rebate Account		$10,803,260.46		$13,505,466.24

	Asset/Liability			7/27/2009		10/26/2009
F	i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acct		$2,594,540,299.62		$2,570,348,010.09
	ii	Total Outstanding Balance Notes		$2,179,092,000.00		$2,168,087,929.95
	iii	Difference		$415,448,299.62		$402,260,080.14
	iv	Parity Ratio		1.19065		1.18554

II. 2009-1 Transactions from:	7/1/2009	through:	9/30/2009

A	Student Loan Principal Activity
	i	Regular Principal Collections	$24,838,811.67
	ii	Principal Collections from Guarantor	10,772,859.74
	iii	Principal Reimbursements	0.00
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$35,611,671.41

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$202,080.92
	ii	Capitalized Interest	(11,181,472.27)

	iii	Total Non-Cash Principal Activity	$(10,979,391.35)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$24,632,280.06)

E	Student Loan Interest Activity
	i	Regular Interest Collections	$15,488,186.34
	ii	Interest Claims Received from Guarantors	625,888.64
	iii	Collection Fees/Returned Items	0.00
	iv	Late Fee Reimbursements	65,347.10
	v	Interest Reimbursements	0.00
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	49,783.53
	viii	Subsidy Payments	4,235,632.61

	ix	Total Interest Collections	$20,464,838.22

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$14,911.86
	ii	Capitalized Interest	11,181,472.27

	iii	Total Non-Cash Interest Adjustments	$11,196,384.13

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$31,661,222.35

I	Non-Reimbursable Losses During Collection Period		$215,599.28

J	Cumulative Non-Reimbursable Losses to Date		$215,599.28

III. 2009-1 Collection Account Activity	7/1/2009	through	9/30/2009

A	Principal Collections
	i	Principal Payments Received	$35,611,671.41
	ii	Consolidation Principal Payments	0.00
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	0.00

	vii	Total Principal Collections	$35,611,671.41

B	Interest Collections
	i	Interest Payments Received	$20,399,491.12
	ii	Consolidation Interest Payments	0.00
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Interest	0.00
	vii	Collection Fees/Return Items	0.00
	viii	Late Fees	65,347.10

	ix	Total Interest Collections	$20,464,838.22

C	Other Reimbursements		$-

D	Reserves in Excess of the Requirement		$60,329.90

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$50,717.44

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

K	Funds Released from Capitalized Interest Account		$0.00

L	Intial Deposit to the Collection Account		$0.00

M	TOTAL AVAILABLE FUNDS		$56,187,556.97
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(2,081,198.17)
		Floor Income Rebate Fees to Dept. of Education	$(10,818,605.61)
		Consolidation Loan Rebate Fees to Dept. of Education	$(6,647,315.95)
		Funds Allocated to the Floor Income Rebate Account	$(13,505,466.24)
		Funds Released from the Floor Income Rebate Account	$10,803,260.46

N	NET AVAILABLE FUNDS		$33,938,231.46

O	Servicing Fees Due for Current Period		$1,037,377.26

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$1,057,377.26

IV. 2009-1	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	6/30/2009	9/30/2009	6/30/2009	9/30/2009	6/30/2009	9/30/2009	6/30/2009	9/30/2009	6/30/2009	9/30/2009

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	$0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	5.288%	5.270%	112,203	109,525	59.800%	58.965%	$1,413,778,529.33	$1,373,554,563.25	56.434%	55.373%
31-60 Days Delinquent	6.113%	6.000%	12,892	5,640	6.871%	3.036%	176,617,993.34	79,828,972.86	7.050%	3.218%
61-90 Days Delinquent	6.157%	6.065%	2,556	3,010	1.362%	1.620%	36,005,686.82	42,280,063.42	1.437%	1.704%
91-120 Days Delinquent	6.502%	6.185%	150	2,963	0.080%	1.595%	2,070,493.40	42,028,141.84	0.083%	1.694%
> 120 Days Delinquent	44.372%	45.068%	6,951	10,001	3.705%	5.384%	94,899,815.66	137,168,035.86	3.788%	5.530%

Deferment
Current	5.706%	5.722%	41,589	41,857	22.165%	22.535%	592,264,174.75	590,921,718.26	23.642%	23.822%

Forbearance
Current	5.741%	5.735%	10,891	11,576	5.804%	6.232%	184,480,796.23	199,446,570.42	7.364%	8.040%

TOTAL REPAYMENT	6.975%	7.683%	187,232	184,572	99.787%	99.368%	$2,500,117,489.53	$2,465,228,065.91	99.798%	99.383%

Claims in Process (1)	6.306%	6.310%	400	1,174	0.213%	0.632%	$5,052,704.94	$15,309,848.50	0.202%	0.617%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	5.533%	5.533%	187,632	185,746	100.000%	100.000%	$2,505,170,194.47	$2,480,537,914.41	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2009-1	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$28,958,736.41

B	Interest Subsidy Payments Accrued During Collection Period	4,671,384.75

C	Special Allowance Payments Accrued During Collection Period	17,739.70

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	50,717.44

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$33,698,578.30

VI. 2009-1	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A Interest Rate	0.006960868	07/27/2009 - 10/26/2009	1 NY Business Day	2.75375%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VII. 2009-1	Inputs From Initial Period	6/30/2009

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,505,170,194.47
	ii	Interest To Be Capitalized	25,044,568.24

	iii	Total Pool	$2,530,214,762.71
	iv	Capitalized Interest	58,000,000.00
	vi	Specified Reserve Account Balance	6,325,536.91

	vii	Total Adjusted Pool	$2,594,540,299.62

B	Total Note Factor		1.000000000
C	Total Note Balance		$2,179,092,000.00

D	Note Balance 7/27/2009		Class A

	i	Current Factor	1.000000000
	ii	Expected Note Balance	$2,179,092,000.00

	iii	Note Principal Shortfall	$0.00
	iv	Interest Shortfall	$0.00
	v	Interest Carryover	$0.00

E	Reserve Account Balance	$6,325,536.91
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

VIII. 2009-1            Waterfall for Distributions

			Remaining
			Funds Balance
A	Total Available Funds ( Section III-N )	$33,938,231.46	$33,938,231.46

B	Primary Servicing Fees - Current Month	$1,037,377.26	$32,900,854.20

C	Administration Fee	$20,000.00	$32,880,854.20

D	Class A Noteholders’ Interest Distribution Amounts	$15,168,371.89	$17,712,482.31

F	Class A Noteholders’ Principal Distribution Amounts	$11,004,070.05	$6,708,412.26

H	Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$6,708,412.26

I	Carryover Servicing Fees	$0.00	$6,708,412.26

J	Excess to Certificateholder	$6,708,412.26	$0.00

IX. 2009-1           Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$6,325,536.91
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$6,325,536.91
	iv	Required Reserve Account Balance	$6,265,207.01
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$60,329.90
	vii	Ending Reserve Account Balance	$6,265,207.01

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		4/23/2009
	i	Beginning Balance	$0.00
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Initial Release Date		1/25/2012
	i	Beginning Balance	$58,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$58,000,000.00

E	Floor Income Rebate Account
	i	Beginning Balance	$10,803,260.46
	ii	Deposits for the Period	$13,505,466.24
	iii	Release to Collection Account	$(10,803,260.46)

	iv	Ending Balance	$13,505,466.24

XI. 2009-1            Distributions

A	Distribution Amounts		Class A
	i	Quarterly Interest Due	$15,168,371.89
	ii	Quarterly Interest Paid	15,168,371.89
	iii	Interest Shortfall	$0.00

	vii	Quarterly Principal Due	$11,004,070.05
	viii	Quarterly Principal Paid	11,004,070.05
	ix	Quarterly Principal Shortfall	$0.00

	x	Total Distribution Amount	$26,172,441.94

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/09	$2,179,092,000.00
	ii	Adjusted Pool Balance	9/30/09	2,570,348,010.09
	iii	Overcollateralization Percentage		118.55%

	iv	Principal Distribution Amount (i - ii / iii)		$11,004,070.05

	v	Principal Distribution Amount Paid		$11,004,070.05

	vi	Principal Shortfall (iv - v)		$0.00

C		Total Principal Distribution		$11,004,070.05
D		Total Interest Distribution		15,168,371.89

E		Total Cash Distributions		$26,172,441.94

F					Paydown
	Note Balances			7/27/2009	Factor	10/26/2009
	i	A Note Balance	78445BAA2	$2,179,092,000.00		$2,168,087,929.95
		A Note Pool Factor		1.000000000	0.005049842	0.994950158

XI. 2009-1            Historical Pool Information

			7/1/09 - 9/30/09	4/9/09 - 6/30/09

Beginning Student Loan Portfolio Balance			$2,505,170,194.47	$2,485,693,177.96

	Student Loan Principal Activity
	i	Regular Principal Collections	$24,838,811.67	$18,579,822.95
	ii	Principal Collections from Guarantor	10,772,859.74	1,956,511.85
	iii	Principal Reimbursements	0.00	0.00
	iv	Other System Adjustments	0.00	0.00

	v	Total Principal Collections	$35,611,671.41	$20,536,334.80
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$202,080.92	$938.92
	ii	Capitalized Interest	(11,181,472.27)	(11,632,891.99)

	iii	Total Non-Cash Principal Activity	$(10,979,391.35)	$(11,631,953.07)

	Student Loan Principal Purchases		$0.00	$(28,381,398.24)

(-)	Total Student Loan Principal Activity		$24,632,280.06	$(19,477,016.51)

	Student Loan Interest Activity
	i	Regular Interest Collections	$15,488,186.34	$13,825,382.86
	ii	Interest Claims Received from Guarantors	625,888.64	56,516.79
	iii	Collection Fees/Returned Items	0.00	0.00
	iv	Late Fee Reimbursements	65,347.10	34,938.07
	v	Interest Reimbursements	0.00	0.00
	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	49,783.53	0.00
	viii	Subsidy Payments	4,235,632.61	0.00

	ix	Total Interest Collections	$20,464,838.22	$13,916,837.72

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$14,911.86	$0.00
	ii	Capitalized Interest	11,181,472.27	11,632,891.99

	iii	Total Non-Cash Interest Adjustments	$11,196,384.13	$11,632,891.99

	Student Loan Interest Purchases		$0.00	$(506,122.98)

	Total Student Loan Interest Activity		$31,661,222.35	$25,043,606.73

(=)	Ending Student Loan Portfolio Balance		$2,480,537,914.41	$2,505,170,194.47

(+)	Interest to be Capitalized		$25,544,888.67	$25,044,568.24

(=)	TOTAL POOL		$2,506,082,803.08	$2,530,214,762.71

(+)	Capitalized Interest		$58,000,000.00	$58,000,000.00

(+)	Reserve Account Balance		$6,265,207.01	$6,325,536.91

(=)	Total Adjusted Pool		$2,570,348,010.09	$2,594,540,299.62

XII. 2009-1	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jul-09	$ 2,530,214,763	-4.36%

Oct-09	$ 2,506,082,803	-2.12%

* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.